Inventories - Summary of Inventories Net (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of inventories [line items]
Inventories	₩ 514,145	₩ 534,636
Merchandise [member]
Disclosure of inventories [line items]
Inventories	481,056	517,632
Others [member]
Disclosure of inventories [line items]
Inventories	33,089	17,004
Gross carrying amount [member]
Disclosure of inventories [line items]
Inventories	634,449	667,860
Gross carrying amount [member] | Merchandise [member]
Disclosure of inventories [line items]
Inventories	601,360	650,856
Gross carrying amount [member] | Others [member]
Disclosure of inventories [line items]
Inventories	33,089	17,004
Valuation allowance [member]
Disclosure of inventories [line items]
Inventories	(120,304)	(133,224)
Valuation allowance [member] | Merchandise [member]
Disclosure of inventories [line items]
Inventories	₩ (120,304)	₩ (133,224)